Employee Future Benefits - Defined Contribution Plan Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan cost recognized	$ 42	$ 39
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Expected contributions for next fiscal year	49
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Expected contributions for next fiscal year	$ 33